Subsequent Events (Details)	1 Months Ended
Nov. 17, 2020
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent events, description	On November 17, 2020, as contemplated by the Transaction Agreement, (a) CFAC merged with and into the Company, upon which the separate corporate existence of CFAC ceased and the Company became the surviving entity and each share of CFAC common stock was converted into one share of Class A common stock, and each whole warrant of CFAC was converted into one warrant of the Company and GCMH cancelled its ownership of the 100 shares of common stock of the Company; (b) the Company received $120.4 million remaining in the Trust Account following redemptions made in connection with CFAC’s special meeting of stockholders relating to the transactions contemplated by the Transaction Agreement, (c) certain investors (the “PIPE Investors”) purchased 19,500,000 shares of Class A common stock; (d) the CF Sponsor purchased 3,500,000 shares of Class A common stock and 1,500,000 warrants of the Company for an aggregate price equal to $30,000,000 pursuant to a forward purchase contract; (e) the CF Sponsor terminated, forfeited and cancelled, for no consideration, 2,351,534 shares of Class A common stock and 150,000 warrants of the Company; (f) the Company issued 900,000 warrants to purchase Class A common stock to Holdings; (g) Holdings assigned, and IntermediateCo assumed, all right, title and interest in and to the Option Agreement in exchange for the Option Consideration in the Option Conveyance ; (h) immediately following the Option Conveyance, IntermediateCo consummated the exercise of certain options (pursuant to the Option Agreement) to purchase all of the Class B-2 common units of GCMH then held by certain investors (pursuant to the Option Agreement); (i)(x) GCMHGP LLC sold all of the outstanding equity interests of GCMH then held by it, including the general partnership and limited partnership interests, to IntermediateCo for the GCMH Consideration and (y) Holdings sold all of the outstanding equity interests of GCM LLC to IntermediateCo for the GCM Consideration; (j) GCMH was redomiciled as a limited liability limited partnership in the State of Delaware and its Limited Liability Limited Partnership Agreement was amended and restated; (k) GCMH issued to IntermediateCo the GCM PubCo Matching Grosvenor common units and the GCM PubCo Matching Grosvenor warrants, in each case in exchange for the IntermediateCo Contribution Amount in the IntermediateCo Contribution and Issuance ; and (l) the Company issued 144,235,246 shares of Class C common stock to GCM V (the transactions referred to in clauses (a) through (l), collectively, the “Transactions”).